PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT [Abstract]
Property and Equipment
Property and equipment at December 31 consists of the following (in thousands):

	December 31, 2018	December 31, 2017	Estimated Useful Life (in years)

Computer software and equipment	$14,114	$9,154	3 to 5
Office Improvements	989	798	5
Furnitures and fixtures	397	303	7
	15,500	10,255
Less accumulated depreciation	(5,107)	(1,764)
	$10,393	$8,491